Borrowings	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Borrowings

Note. 11. Borrowings

Short-term borrowings are summarized as follows:

	December 31,
(in thousands)	2013	2012
Securities sold under agreements to repurchase	$3,988	$12,946
Line of credit	1,800	1,800

Total Short-Term Borrowings	$5,788	$14,746

Securities sold under agreements to repurchase, which are classified as secured borrowings, generally mature daily. Interest rates on repurchase agreements are set by Management and are generally based on the 91-day Treasury bill rate. Repurchase agreement deposits are fully collateralized and monitored daily.

Available lines of credit totaled $210.6 million at December 31, 2013 and $175.6 million at December 31, 2012.

The following schedule provides certain information about the Company’s short-term borrowings for the periods indicated:

	December 31,
(dollars in thousands)	2013	2012
Outstanding at year-end	$5,788	$14,746
Maximum month-end outstanding	$57,302	$31,850
Average daily outstanding	$21,387	$14,560
Weighted average rate during the year	0.98%	0.25%
Average rate at year end	1.51%	0.75%

The Company’s senior long-term debt, priced at Wall Street Journal Prime plus 75 basis points (4.00%), totaled $0.5 million at December 31, 2013. The Company pays $50,000 principal plus interest monthly. This loan has a contractual maturity date of April 22, 2017 but will pay out in October 2014 due to advanced principal payments made in 2012. This long-term debt is secured by a pledge of 13.2% (735,745 shares) of the Company’s interest in First Guaranty Bank (a wholly owned subsidiary) under Commercial Pledge Agreement dated June 22, 2012.

The Company maintains a revolving line of credit for $2.5 million with an availability of $0.7 million at December 31, 2013. This line of credit is secured by the same collateral as the term loan and is priced at 4.50%.

At December 31, 2013, letters of credit issued by the FHLB totaling $90.0 million were outstanding and carried as off-balance sheet items, all of which expire in 2014. At December 31, 2012, letters of credit issued by the FHLB totaling $50.0 million were outstanding and carried as off-balance sheet items, all of which expired in 2013. The letters of credit are solely used for pledging towards public fund deposits. The FHLB has a blanket lien on substantially all of the loans in the Company’s portfolio which is used to secure borrowing availability from the FHLB. The Company has obtained a subordination agreement from the FHLB on the Company’s farmland, agricultural, and commercial and industrial loans. These loans are available to be pledged for additional reserve liquidity.

As of December 31, 2013 maturities on long-term debt were as follows:

(In thousands)	Long-term debt
2014	$500
2015	—
2016	—
2017	—
2018 and thereafter	—

Total	$500